INCOME TAXES (Details Textual)	12 Months Ended
Dec. 31, 2013
State and Local Jurisdiction [Member]
Operating Loss Carryforwards Expiration Period	beginning in 2028
State And Local Research And Development Credit Carry-Forwards [Member]
Tax Credit Carryforward Expiration Period	beginning in 2029